Convertible Redeemable Preferred Stock and Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Convertible Redeemable Preferred Stock and Stockholders’ Equity [Abstract]
Convertible Redeemable Preferred Stock and Stockholders’ Equity

Note 9 — Convertible Redeemable Preferred Stock and Stockholders’ Equity

Authorized Capital

As of March 31, 2024 and December 31, 2023, the Company is authorized to issue 250,000,000 shares and 10,000,000 shares of common stock and preferred stock, respectively, with a par value of $0.00001 for both common stock and preferred stock. As of March 31, 2024 and December 31, 2023, the Company had designated and authorized the issuance of up to 1,150,000 shares, 10,000 shares, and 2,700,000 shares of Series Seed Preferred Stock, Series A Preferred Stock, and Series B Preferred Stock, respectively.

Preferred Stock

Series Seed Convertible Preferred Stock

The Company has 1,150,000 shares of preferred stock designated as Series Seed Preferred Stock (“Series Seed”) and there are no shares of Series Seed outstanding as of March 31, 2024 and December 31, 2023.

Series A Convertible Preferred Stock

On September 29, 2023, the Company filed a Certificate of Designations of Rights and Preferences of Series A Preferred Stock of the Company (the “Series A Certificate of Designations”) with the State of Delaware to designate and authorize the issuance of up to 10,000 shares of Series A Preferred Stock.

On October 3, 2023, the Company issued 3,000 shares of Series A Convertible Preferred Stock in exchange for the settlement of $3.0 million in notes payable due to Veru, Inc. (see Notes 5 and 7). The maximum number of shares that the Series A Preferred Stock is convertible into, based on the Conversion Price as of March 31, 2024, is approximately 5,709,935 shares of the Company’s common stock. There are 3,000 shares of Series A Convertible Stock outstanding as of March 31, 2024 and December 31, 2023.

Series B Convertible Preferred Stock

On December 15, 2023, the Company filed a Certificate of Designations of Rights and Preferences of Series B Convertible Preferred Stock of the Company (the “Series B Certificate of Designations”) with the State of Delaware to designate and authorize the issuance of up to 2,700,000 shares of Series B Preferred Stock.

On December 15, 2023, in connection with the PMX Transaction, as part of the purchase consideration, the Company issued 2,696,729 shares of Series B Convertible Preferred Stock (see Note 5). The Series B Preferred Stock is initially convertible into approximately 269,672,900 shares of the Company’s common stock, upon Shareholder Approval as defined in the Series B Certificate of Designation.

The Company evaluated the terms of the Series B Preferred Stock, and in accordance with the guidance of ASC 480, the Series B Preferred Stock is classified as temporary equity in the accompanying consolidated balance sheets, as the shares may be redeemable by the holders for cash, upon certain conditions that are not within the control of the Company. Additionally, the Company does not control the actions or events necessary to deliver the number of required shares upon exercise by the holders of the conversion feature. The Series B Preferred Stock was recorded at its fair value as of the issuance date (see Note 5). The Series B Preferred Stock is not currently redeemable or probable of becoming redeemable because it is subject to, among other things, Stockholder Approval as described above, and therefore the carrying amount is not currently accreted to its redemption value as of March 31, 2024.

Common Stock

As of March 31, 2024 and December 31, 2023 there were 22,845,100 and 22,841,975 shares of common stock issued, respectively, and 22,327,701 and 22,324,576 shares of common stock outstanding, respectively.

Treasury Stock

On November 10, 2022, the Board approved a stock repurchase program (the “Repurchase Program”) to allow the Company to repurchase up to 5.0 million shares of common stock with a maximum price of $1.00 per share, with discretion to management to make purchases subject to market conditions. On November 18, 2022, the Board approved an increase to the maximum price to $2.00 per share. There is no expiration date for this program.

There were no repurchases of common stock during the three months ended March 31, 2024. During the three months ended March 31, 2023, the Company repurchased 32,638 shares of common stock at an average price of $1.03 per share, for an aggregate of approximately $33,500.  Shares that are repurchased are classified as treasury stock pending future use and reduce the number of shares outstanding used in calculating earnings per share. As of March 31, 2024, there are approximately 4.5 million shares remaining, that can be repurchased under the Repurchase Program.

At the Market Offering Agreement

On March 29, 2023, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with H.C. Wainwright & Co., LLC, as sales agent (the “Agent”), to create an at-the-market equity program under which it may sell up to $3,900,000 of shares of the Company’s common stock (the “Shares”) from time to time through the Agent (the “ATM Offering”). Under the ATM Agreement, the Agent will be entitled to a commission at a fixed rate of 3.0% of the gross proceeds from each sale of Shares under the ATM Agreement. The Company has no obligation to sell, and the Agent is not obligated to buy or sell, any of the Shares under the Agreement and may at any time suspend offers under the Agreement or terminate the Agreement. The ATM Offering will terminate upon the termination of the ATM Agreement as permitted therein.

Deferred offering costs associated with the ATM Agreement are reclassified to additional paid in capital on a pro-rata basis when the Company completes offerings under the ATM Agreement. Any remaining deferred costs will be expensed to the statements of operations should the planned offering be abandoned.

As of March 31, 2024, no shares have been sold under the ATM Offering, and the Company has recorded approximately $0.3 million of deferred offering costs in its condensed consolidated balance sheets at both March 31, 2024 and December 31, 2023.

Warrants

The following summarizes the Company’s outstanding warrants, excluding contingent warrants issuable upon exercise of the outstanding warrants issued in the August 2022 and August 2023 offerings, as of March 31, 2024 and December 31, 2023:

	Number of	Exercise	Expiration
Description	Shares	Price	Date
April 2022 Offering Placement Agent Warrants	70,849	$8.46875	4/19/2026
August 2022 Private Placement Warrants	2,486,214	2.546	8/11/2027
August 2022 Offering Placement Agent Warrants	220,997	3.394	8/11/2027
August 2023 Inducement Warrants	4,972,428	1.09	8/2/2027
August 2023 Offering Placement Agent Warrants	149,173	1.3625	8/2/2027
Total warrants outstanding	7,899,661	1.68

As of March 31, 2024, the Company had outstanding warrants, which are fully vested and exercisable into 7,899,661 shares of common stock, of which the common stock had a fair value of $0.15 per share, based on the closing trading price on that day.

Additionally, as of March 31, 2024 and December 31, 2023, the value of contingent warrants issuable upon exercise of the August 2022 private placement and August 2023 inducement warrants was approximately $3,000, and the maximum number of warrants issuable upon settlement of the contingent warrants was 447,519.

Onconetix Equity Incentive Plans

The Company’s 2019 Equity Incentive Plan (the “2019 Plan”) was adopted by its board of directors and by its stockholders on July 1, 2019. The Company has reserved 1,400,000 shares of common stock for issuance pursuant to the 2019 Plan.

On February 23, 2022 the Company’s board of directors adopted the Company’s 2022 Equity Incentive Plan (the “2022 Plan”), which is the successor and continuation of the Company’s 2019 Plan. Under the 2022 Plan, the Company may grant stock options, restricted stock, restricted stock units, stock appreciation rights, and other forms of awards to employees, directors, and consultants of the Company. In May 2023, the number of shares of common stock reserved for issuance under the 2022 Plan was increased to 3,150,000. Stock-based awards granted during the three months ended March 31, 2024 and 2023 were all granted under the 2022 Plan. As of March 31, 2024, there are 1,252,617 shares available for issuance under the 2022 Plan.

Stock Options

The following summarizes activity related to the Company’s stock options under the 2019 Plan and the 2022 Plan for the three months ended March 31, 2024:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Life
	Shares	Price	(in years)
Outstanding as of December 31, 2023	1,904,830	$1.63	8.4
Granted	—	—	—
Forfeited / cancelled	(537,965)	0.99	—
Exercised	—	—	—
Outstanding as of March 31, 2024	1,366,865	1.88	7.7
Options vested and exercisable as of March 31, 2024	908,224	$1.90	7.0

There were no stock options granted during the three months ended March 31, 2024. The fair value of options granted in 2023 was estimated using the following assumptions:

For the Three Months Ended March 31,
2023
Exercise price	$1.05 – 1.29
Term (years)	5.00 – 10.00
Expected stock price volatility	113.1% – 119.5%
Risk-free rate of interest	3.5% – 3.6%

The weighted average grant date fair value of stock options granted during the three months ended March 31, 2023 was $1.08. The aggregate fair value of stock options that vested during the three months ended March 31, 2024 and 2023 was approximately $83,000 and $272,000, respectively.

Restricted Stock

On May 9, 2023, the Board’s Compensation Committee approved the issuance of restricted stock, granted under the Company’s 2022 Plan, to the Company’s executive officers, employees, and certain of the Company’s consultants. The restricted shares granted totaled 487,500, of which 150,000, 75,000, and 150,000 were granted to the Company’s former CEO, former CFO, and former CBO, respectively. All of the restricted shares granted vest as follows: 50% in January 2024, 25% in August 2024, and 25% in August 2025. In addition, on May 31, 2023, the Board’s Compensation Committee approved the issuance of 25,440 shares of restricted stock, granted to the Company’s non-executive Board members, with full vesting on May 31, 2024. Further, on February 14, 2024, in connection with the appointment of a non-executive Board member, the Company issued 3,125 shares of restricted stock, with full vesting on June 14, 2024.

The following summarizes activity related to the Company’s restricted stock awards granted under the 2022 Plan for the three months ended March 31, 2024:

		Weighted
		Average
		Weighted
		Average
	Number of	Grant Date
	Shares	Fair Value
Nonvested as of December 31, 2023	256,580	$1.03
Granted	3,125	0.17
Vested	(118,750)	1.03
Nonvested as of March 31, 2024	140,955	$0.98

Proteomedix Stock Option Plan

Proteomedix sponsors a stock option plan (the “PMX Option Plan”) which provides common stock option grants to be granted to certain employees and consultants, as was determined by the board of directors of Proteomedix. In connection with the PMX Transaction, the Company assumed the PMX Option Plan (see Note 5).

Generally, options issued under the PMX Option Plan have a term of less than 11 years and provide for a four-year vesting period during which the grantee must remain in the service of Proteomedix. Stock options issued under the PMX Option Plan are measured at fair value using the Black-Scholes option pricing model.

There was no activity under the PMX Option Plan for the three months ended March 31, 2024. As of March 31, 2024, there were 58,172 and 57,546 stock options outstanding and vested, respectively, with a weighted average exercise price of $3.46 and $3.16, respectively, and a weighted average remaining contractual life of 5.11 years and 5.02 years, respectively. As of March 31, 2024 there were 57,546 stock options exercisable at a weighted average exercise price of $3.16 and a weighted average remaining contractual life of 5.02 years.

Stock-Based Compensation

Stock-based compensation expense related to stock options and restricted stock, for the three months ended March 31, 2024 and 2023 was as follows:

	For the Three Months Ended March 31,
	2024	2023
Selling, general and administrative	$51,184	$99,207
Research and development	1,466	86,371
Total	$52,650	$185,578

Note 9 — Convertible Redeemable Preferred Stock and Stockholders’ Equity

Authorized Capital

As of December 31, 2023 and 2022, the Company is authorized to issue 250,000,000 shares and 10,000,000 shares of common stock and preferred stock, respectively, with a par value of $0.00001 for both common stock and preferred stock. As of December 31, 2023, the Company had designated and authorized the issuance of up to 1,150,000 shares, 10,000 shares, and 2,700,000 shares of Series Seed Preferred Stock, Series A Preferred Stock, and Series B Preferred Stock, respectively.

On February 23, 2022, in connection with the closing of the IPO, the Company filed with the Secretary of State of the State of Delaware an amended and restated certificate of incorporation (the “A&R COI”), which became effective immediately. There was no change to the Company’s authorized shares of common stock and preferred stock or the par value. Prior to this amendment, the Company had designated 1,150,000 shares of preferred stock, with par value $0.00001 per share. In addition, on February 23, 2022 and in connection with the closing of the IPO, the Company’s board of directors adopted Amended and Restated Bylaws.

Preferred Stock

Series A Convertible Preferred Stock

On September 29, 2023, the Company filed a Certificate of Designations of Rights and Preferences of Series A Preferred Stock of the Company (the “Series A Certificate of Designations”) with the State of Delaware to designate and authorize the issuance of up to 10,000 shares of Series A Preferred Stock.

On October 3, 2023, the Company issued 3,000 shares of Series A Convertible Preferred Stock in exchange for the settlement of $3.0 million in notes payable due to Veru, Inc. (see Notes 5 and 7). The significant terms of the Series A Preferred Stock are as follows:

Voting — The shares of Series A Preferred Stock carry no voting rights, except as to certain significant matters specified in the Series A Certificate of Designations.

Redemption — Onconetix shall have the right to redeem in cash any outstanding shares of Series A Preferred Stock along with accrued but unpaid dividends beginning immediately after issuance of such shares of Preferred Stock. The holder of the Series A Preferred Stock shall not under any circumstances have any right to require redemption.

Liquidation Preference — Each share of Series A Preferred Stock will have a liquidation preference equal to the stated value (initially $1,000 per share), plus any accrued but unpaid dividends thereon (the “Liquidation Preference”). In the event of a liquidation, dissolution or winding up of the Company (which shall include any merger, reorganization, sale of assets in which control of Onconetix is transferred or event which results in all or substantially all of the Company’s assets being transferred), the holders of the Series A Preferred Stock shall be entitled to receive out of the assets of the Company, before any payment is made to the holders of common stock and either in preference to or pari passu with the holders of any other series of preferred stock that may be issued in the future, a per share amount equal to the Liquidation Preference. Any remaining assets of the Company following payment of the Liquidation Preference to the holders of Series A Preferred Stock shall be distributed to the holders of the Corporation’s common stock and any junior series of preferred stock then outstanding.

Dividends — The holders of Series A Preferred Stock shall be entitled to receive dividends on shares of Series A Preferred Stock (on an as-if-converted-to-common-stock basis) equal to and in the same form as dividends actually paid on shares of the common stock when, as and if such dividends are paid on shares of the common stock. No other dividends shall be paid on shares of Series A Preferred Stock.

Conversion — Each share of Series A Preferred Stock shall automatically convert into common stock of the Company one year from the date of issuance, if the required stockholder approval is obtained. If this approval is not obtained, then the Series A Preferred Stock is convertible, at the option of the holder, at any time and from time to time from and after one year from the date of issuance into that number of shares of common stock (subject to certain limitations) determined by dividing the Stated Value by the Conversion Price. If the required vote discussed above is not obtained, and the Series A Preferred Stock is converted at the option of the holder, the Company may not issue a number of shares of common stock which, would exceed 19.99% shares of common stock (subject to adjustment for forward and reverse stock splits, recapitalizations and the like). The Conversion Price, which is subject to adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization and other adjustments, as defined in the Series A Certificate of Designations, is initially $0.5254. The maximum number of shares that the Series A Preferred Stock is convertible into, based on the Conversion Price as of December 31, 2023 is approximately 5,709,935 shares of the Company’s common stock.

The Company evaluated the terms of the Series A Preferred Stock, and in accordance with the guidance of ASC 480, the Series A Preferred Stock is classified as permanent equity in the accompanying consolidated balance sheet. The Series A Preferred Stock was recorded at its fair value as of the issuance date (see Note 7).

Series B Convertible Preferred Stock

On December 15, 2023, the Company filed a Certificate of Designations of Rights and Preferences of Series B Convertible Preferred Stock of the Company (the “Series B Certificate of Designations”) with the State of Delaware to designate and authorize the issuance of up to 2,700,000 shares of Series B Preferred Stock.

On December 15, 2023, in connection with the PMX Transaction, as part of the purchase consideration, the Company issued 2,696,729 shares of Series B Convertible Preferred Stock (see Note 5). The significant terms of the Series B Preferred Stock are as follows:

Voting — The shares of Series B Preferred Stock carry no voting rights except with respect to the election of the Proteomedix Director (as defined in the Certificate of Designations) and except as to certain significant matters specified in the Series B Certificate of Designations.

Liquidation Preference — Upon a liquidation, dissolution or winding-up of Onconetix, whether voluntary or involuntary, the holders of Series B Preferred Stock shall be entitled to receive out of the assets, whether capital or surplus, of Onconetix, the same amount that a holder of common stock would receive if such holder’s Series B Preferred Stock were fully converted to common stock at the effective conversion ratio, plus an additional amount equal to any dividends declared but unpaid to such shares, which amounts shall be paid pari passu with all holders of common stock.

Dividends — The holders of the Series B Preferred Stock shall be entitled to receive dividends on shares of Series B Preferred Stock (on an as-if-converted-to-common-stock basis) equal to and in the same form, and in the same manner, as dividends (other than dividends on shares of the common stock payable in the form of common stock) actually paid on shares of the common stock when, as and if such dividends (other than dividends payable in the form of common stock) are paid on shares of the common stock.

Conversion — Following Stockholder Approval, each share of Series B Preferred Stock shall be converted into shares of common stock (the “Conversion Shares”) at a ratio of 100 Conversion Shares for each share of Series B Preferred Stock (the “Conversion Ratio”). All shares of Series B Preferred Stock shall automatically and without any further action required be converted into Conversion Shares at the Conversion Ratio upon the latest date on which (i) Onconetix has received the Stockholder Approval with respect to the issuance of all of the shares of Common Stock issuable upon Conversion in excess of 20% of the issued and outstanding Common Stock on the Closing Date and (ii) Onconetix has effected an increase in the number of shares of Common Stock authorized under its certificate of incorporation, to the extent required to consummate the PMX Transaction. The Conversion ratio is subject to adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization and other adjustments, as defined in the Series B Certificate of Designations The Series B Preferred Stock is initially convertible into approximately 269,672,900 shares of the Company’s common stock.

Cash Settlement — If, at any time after the earlier of the date of the Stockholder Approval or January 1, 2025 (the earliest such date, Onconetix (x) has obtained the Stockholder Approval but fails to deliver certificates representing the Conversion Shares, or other documentation as required under the terms of the Share Exchange Agreement, or (y) has failed to obtain the Stockholder Approval, Onconetix shall, at the request of the holder, pay to such holder an amount in cash equal to (i) the Fair Value (as defined below) of the shares of Series B Preferred Stock set forth in such request multiplied by (ii) the Conversion Ratio in effect on the trading day on which the request is delivered to Onconetix. “Fair Value” of shares shall be fixed with reference to the last reported closing stock price on the principal trading market of the Common Stock on which the Common Stock is listed as of the trading day on which the request is delivered to Onconetix.

Redemption — The shares of Series B Preferred Stock are not redeemable by Onconetix.

The Company evaluated the terms of the Series B Preferred Stock, and in accordance with the guidance of ASC 480, the Series B Preferred Stock is classified as temporary equity in the accompanying consolidated balance sheet, as the shares may be redeemable by the holders for cash, upon certain conditions that are not within the control of the Company. Additionally, the Company does not control the actions or events necessary to deliver the number of required shares upon exercise by the holders of the conversion feature. The Series B Preferred Stock was recorded at its fair value as of the issuance date (see Note 5). The Series B Preferred Stock is not currently redeemable or probable of becoming redeemable because it is subject to, among other things, Stockholder Approval as described above, and therefore the carrying amount is not currently accreted to its redemption value as of December 31, 2023.

Series Seed Convertible Preferred Stock

The Company has 1,150,000 shares of preferred stock designated as Series Seed Preferred Stock (“Series Seed”) and there are no shares of Series Seed outstanding as of December 31, 2023 and 2022.

Prior to the closing of the IPO in 2022, there were 1,146,138 shares of Series Seed issued and outstanding. Each share of the Series Seed was convertible, at the option of the holder, at a conversion price of $1.52 per share, subject to certain adjustments. The holders of the Series Seed were entitled to receive cumulative dividends at a per share rate of 8% per annum, compounded annually. Each Series Seed share was automatically convertible into common stock of the Company, at the then-effective conversion price, upon the closing of a firmly underwritten public offering netting proceeds of at least $50 million with an offering price of at least three hundred percent (300%) of the Original Issue Price of the Series Seed. On February 18, 2022, the majority of the holders of the Series Seed approved the automatic conversion of the outstanding shares of the Series Seed and all related accrued and unpaid dividends, upon the closing of the IPO. The number of shares of Common Stock to be issued upon the closing of the IPO pursuant to the conversion were to be calculated in accordance with the original conversion terms provided by the Company’s Amended and Restated Certificate of Incorporation (“COI”) dated July 1, 2019. This conversion occurred on February 23, 2022, upon the closing of the Company’s IPO. Also, upon the close of the IPO, aggregate cumulative dividends of $1,586,162, or $1.38 per Series Seed share, were automatically converted into shares of common stock. There were an aggregate of 5,626,365 shares of common stock issued upon conversion of the Series Seed shares and cumulative dividends as of the close of the IPO.

Common Stock

As of December 31, 2023 and 2022, there were 22,841,975 and 15,724,957 shares of common stock issued, respectively, and 22,324,576 and 15,265,228 shares of common stock outstanding, respectively.

Holders of the Company’s common stock are entitled to one vote for each share held of record, and are entitled upon liquidation of the Company to share ratably in the net assets of the Company available for distribution after payment of all obligations of the Company and after provision has been made with respect to each class of stock, if any, having preference over the common stock. The shares of common stock are not redeemable and have no preemptive or similar rights.

On December 15, 2023, in connection with the Proteomedix acquisition, the Company issued 3,675,414 shares of the Company’s common stock as part of the purchase consideration (see Note 5).

On February 17, 2022, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Boustead Securities, LLC, acting as representative of the underwriters (“Boustead”), in relation to the Company’s IPO, pursuant to which the Company agreed to sell to the underwriters an aggregate of 2,222,222 shares of the Company’s common stock, at a price of $9.00 per share. The IPO closed on February 23, 2022 and resulted in net proceeds to the Company, after deducting the 8% underwriting discount, and other offering costs, of approximately $17.1 million.

Pursuant to the Underwriting Agreement, the Company issued to Boustead warrants to purchase 111,111 shares of common stock, exercisable for five years at the option of the holder, at a per share exercise price equal to $10.35. The Company evaluated the terms of the warrants issued at the close of the IPO and determined that they should be classified as equity instruments based upon accounting guidance provided in ASC 480 and ASC 815-40. Since the Company determined that the warrants were equity-classified, the Company recorded the proceeds from the IPO, net of issuance costs, within common stock at par value and the balance of the net proceeds to additional paid in capital.

During October 2022, in connection with a settlement agreement that was entered into with Boustead, these warrants were exchanged for 93,466 shares of restricted common stock (“the Warrant Exchange”) (see Note 10). The Warrant Exchange was accounted for as a modification of the warrant, with an incremental fair value of approximately $10,000, which was recorded as selling, general and administrative expense in the accompanying consolidated statements of operations and comprehensive loss. In addition, 200,000 restricted shares of common stock were issued to Boustead upon execution of an advisory agreement, which was entered into concurrent with the settlement agreement. The fair value of the restricted shares of common stock, which had no vesting provisions, was valued at $254,000, and was recorded as selling, general and administrative expense in the accompanying consolidated statements of operations and comprehensive loss.

The restricted shares of common stock issued under the settlement and advisory agreements with Boustead was valued based on the closing trading price on the date the agreements were executed, adjusted to reflect the effect of the restriction on the sale of the common stock. The value of the restriction was measured using the Black-Scholes model to measure the discount for lack of marketability, using the following assumptions: expected term of 0.5 years, expected volatility of 96.36%, risk-free interest rate of 4.09% and dividend yield of 0.0%.

Treasury Stock

On November 10, 2022, the board of directors approved a stock repurchase program (the “Repurchase Program”) to allow the Company to repurchase up to 5 million shares of common stock with a maximum price of $1.00 per share, with discretion to management to make purchases subject to market conditions. On November 18, 2022, the board of directors approved an increase to the maximum price to $2.00 per share. There is no expiration date for this program.

During the year ended December 31, 2023, the Company repurchased 57,670 shares of common stock, for an aggregate of approximately $59,000, at an average price of $1.02 per share. During the year ended December 31, 2022, the Company repurchased 459,729 shares of common stock at an average price of $1.23 per share, for approximately $0.6 million. Shares that are repurchased are classified as treasury stock pending future use and reduce the number of shares outstanding used in calculating earnings per share. As of December 31, 2023, there are approximately 4.5 million shares remaining, that can be repurchased under the Repurchase Program.

Private Investments in Public Equity

April 2022 Private Placement

On April 19, 2022, the Company consummated the closing of a private placement (the “April 2022 Private Placement”), pursuant to the terms and conditions of a securities purchase agreement, dated as of April 13, 2022. At the closing of the April 2022 Private Placement, the Company issued 590,406 shares of common stock, pre-funded warrants to purchase an aggregate of 590,406 shares of common stock and preferred investment options to purchase up to an aggregate of 1,180,812 shares of common stock. The purchase price of each share of common stock together with the associated preferred investment option was $6.775, and the purchase price of each pre-funded warrant together with the associated preferred investment option was $6.774. The aggregate net cash proceeds to the Company from the April 2022 Private Placement were approximately $6.9 million, after deducting placement agent fees and other offering expenses. The pre-funded warrants had an exercise price of $0.001 per share and were exercised in full on May 24, 2022. The preferred investment options, which had an exercise price of $6.65 per share, were exchanged in connection with the August 2022 Private Placement. See August 2022 Private Placement below for further detail.

H.C. Wainwright & Co., LLC (“Wainwright”) acted as the exclusive placement agent for the April 2022 Private Placement. The Company agreed to pay Wainwright a placement agent fee and management fee equal to 7.5% and 1.0%, respectively, of the aggregate gross proceeds from the April 2022 Private Placement and reimburse certain out-of-pocket expenses up to an aggregate of $85,000. In addition, the Company issued warrants to Wainwright (the “April Wainwright Warrants”) to purchase up to 70,849 shares of common stock. The Wainwright Warrants are in substantially the same form as the preferred investment options, except that the exercise price is $8.46875. The form of the preferred investment options is a warrant, and as such the preferred investment options, the pre-funded warrants, and the Wainwright Warrants are collectively referred to as the “April 2022 Private Placement Warrants”. Further, upon any exercise for cash of any preferred investment options, the Company agreed to issue to Wainwright additional warrants to purchase the number of shares of common stock equal to 6.0% of the aggregate number of shares of common stock underlying the preferred investment options that have been exercised, also with an exercise price of $8.46875 (the “April Contingent Warrants”). The maximum number of April Contingent Warrants issuable under this provision of 70,849 were exchanged in connection with the August 2022 Private Placement. See August 2022 Private Placement below for further detail.

The Company evaluated the terms of the April 2022 Private Placement Warrants and determined that they should be classified as equity instruments based upon accounting guidance provided in ASC 480 and ASC 815-40. Since the Company determined that the April 2022 Private Placement Warrants were equity-classified, the Company recorded the proceeds from the April 2022 Private Placement, net of issuance costs, within common stock at par value and the balance of the net proceeds to additional paid in capital.

The Company evaluated the terms of the April Contingent Warrants and determined that they should be classified as a liability based upon accounting guidance provided in ASC 815-40. Since the April Contingent Warrants are a form of compensation to Wainwright, the Company recorded the value of the liability of approximately $36,000, as a reduction of additional paid in capital, with subsequent changes in the value of the liability recorded in other income (expense) in the accompanying consolidated statements of operations and comprehensive loss. The Company measured the liability upon the close of the April Private Placement using a Monte Carlo simulation, using the following significant assumptions: expected term of 4.0 years, expected volatility of 117.0%, risk-free interest rate of 4.00% and dividend yield of 0.0%.

August 2022 Private Placement

On August 11, 2022, the Company consummated the closing of a private placement (the “August 2022 Private Placement”), pursuant to the terms and conditions of a securities purchase agreement, dated as of August 9, 2022. At the closing of the August 2022 Private Placement, the Company issued 1,350,000 shares of common stock, pre-funded warrants to purchase an aggregate of 2,333,280 shares of common stock and preferred investment options to purchase up to an aggregate of 4,972,428 shares of common stock. The purchase price of each share of common stock together with the associated preferred investment option was $2.715, and the purchase price of each pre-funded warrant together with the associated preferred investment option was $2.714. The aggregate net cash proceeds to the Company from the August 2022 Private Placement were approximately $8.7 million, after deducting placement agent fees and other offering expenses. In addition, the investors in the August 2022 Private Placement, who are the same investors from the April 2022 Private Placement, agreed to cancel preferred investment options to purchase up to an aggregate of 1,180,812 shares of the Company’s common stock issued in April 2022. The pre-funded warrants had an exercise price of $0.001 per share. During 2022, an aggregate of 1,686,640 of the pre-funded warrants were exercised. The remaining 646,640 of pre-funded warrants were exercised during the year ended December 31, 2023. The preferred investment options are exercisable at any time on or after August 11, 2022 through August 12, 2027, at an exercise price of $2.546 per share, subject to certain adjustments as defined in the agreement. During the year ended December 31, 2023, 2,486,214 of these preferred investment options were exercised at a reduced exercise price of $1.09, in connection with the warrant inducement transaction discussed below. As of December 31, 2023, 2,486,214 preferred investment options are outstanding.

Wainwright acted as the exclusive placement agent for the August 2022 Private Placement. The Company agreed to pay Wainwright a placement agent fee and management fee equal to 7.5% and 1.0%, respectively, of the aggregate gross proceeds from the August 2022 Private Placement and reimburse certain out-of-pocket expenses up to an aggregate of $85,000. In addition, the Company issued warrants to Wainwright (the “August Wainwright Warrants”) to purchase up to 220,997 shares of common stock. The August Wainwright Warrants are in substantially the same form as the preferred investment options, except that the exercise price is $3.3938. The form of the preferred investment options is a warrant, and as such the preferred investment options, the pre-funded warrants, and the August Wainwright Warrants are collectively referred to as the “August 2022 Private Placement Warrants”. Further, upon any exercise for cash of any preferred investment options, the Company agreed to issue to Wainwright additional warrants to purchase the number of shares of common stock equal to 6.0% of the aggregate number of shares of common stock underlying the preferred investment options that have been exercised, also with an exercise price of $3.3938 (the “August Contingent Warrants”). The maximum number of August Contingent Warrants issuable under this provision is 298,346, which includes 70,849 of April Contingent Warrants that were modified in connection with the August 2022 Private Placement.

The Company evaluated the terms of the August 2022 Private Placement Warrants and determined that they should be classified as equity instruments based upon accounting guidance provided in ASC 480 and ASC 815-40. Since the Company determined that the August 2022 Private Placement Warrants were equity-classified, the Company recorded the proceeds from the August 2022 Private Placement, net of issuance costs, within common stock at par value and the balance of the net proceeds to additional paid in capital.

The investors in the April 2022 Private Placement agreed to cancel the aggregate of 1,180,812 preferred investment options issued in the April 2022 Private Placement, as part of their participation in the August 2022 Private Placement. The preferred investment options that were cancelled were effectively exchanged for 1,289,148 new preferred investment options in the August 2022 Private Placement, and accordingly have been accounted for as a modification or exchange of equity-linked instruments. In accordance with ASC 815-40, as the preferred investment options were classified as equity instruments before and after the exchange, and as the exchange is directly attributable to an equity offering, the Company recognized the effect of the exchange as an equity issuance cost. The increase in the fair value of the preferred investment options as a result of the exchange was approximately $860,000, and was determined using the Black-Scholes option pricing model, with the following assumptions:

	Original	Exchanged
Exercise price	$6.65	$2.546
Term (years)	3.67	5.0
Expected stock price volatility	116.2%	120.2%
Risk-free rate of interest	3.16%	2.98%

The Company evaluated the terms of the August Contingent Warrants and determined that they should be classified as a liability based upon accounting guidance provided in ASC 815-40. As a result of the exchange of the preferred investment options issued in the April Private Placement, the underlying equity-linked instruments that would trigger issuance of the April Contingent Warrants was replaced, and therefore the 70,849 of April Contingent Warrants were exchanged for 70,849 of the August Contingent Warrants. The value of the April Contingent Warrant liability was adjusted to fair value on the date of modification, using a Monte Carlo simulation, with the change in fair value of approximately $8,000 recognized in the accompanying consolidated statements of operations and comprehensive loss. The remaining 227,497 August Contingent Warrants were measured as a liability upon the close of the August Private Placement. Since the Contingent Warrants are a form of compensation to the placement agent, the Company recorded the value of the liability of approximately $39,000, as a reduction of additional paid in capital. The entire 298,346 of August Contingent Warrants were remeasured at December 31, 2022, using a Monte Carlo simulation, with the change in the value of the liability recorded in other income (expense) in the accompanying consolidated statements of operations and comprehensive loss. The following significant assumptions were used in the valuation of the contingent warrant liability, related to the August Contingent Warrants, as of the date of the August 2022 Private Placement and as of December 31, 2022:

	August 11, 2022	December 31, 2022
Exercise price	$3.3938	$3.3938
Term (years)	5.00	4.61
Expected stock price volatility	127.8%	120.8%
Risk-free rate of interest	2.98%	4.03%

During the year ended December 31, 2023, in connection with the warrant inducement transaction, the Company issued warrants to Wainwright as settlement of the contingent warrant liability associated with 149,173 of the August 2022 Contingent Warrants, which was triggered upon exercise of the underlying preferred investment options. See Warrant Inducement below for further discussion.

At the Market Offering Agreement

On March 29, 2023, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with H.C. Wainwright & Co., LLC, as sales agent (the “Agent”), to create an at-the-market equity program under which it may sell up to $3,900,000 of shares of the Company’s common stock (the “Shares”) from time to time through the Agent (the “ATM Offering”). Under the ATM Agreement, the Agent will be entitled to a commission at a fixed rate of 3.0% of the gross proceeds from each sale of Shares under the ATM Agreement. The Company has no obligation to sell, and the Agent is not obligated to buy or sell, any of the Shares under the Agreement and may at any time suspend offers under the Agreement or terminate the Agreement. The ATM Offering will terminate upon the termination of the ATM Agreement as permitted therein.

Deferred offering costs associated with the ATM Agreement are reclassified to additional paid in capital on a pro-rata basis when the Company completes offerings under the ATM Agreement. Any remaining deferred costs will be expensed to the consolidated statements of operations and comprehensive loss should the planned offering be abandoned.

As of December 31, 2023, no shares have been sold under the ATM Offering.

Warrant Inducement

On July 31, 2023, the Company entered into a common stock preferred investment options exercise inducement offer letter (the “Inducement Letter”) with a holder (the “Holder”) of existing preferred investment options (“PIOs”) to purchase shares of the Company’s common stock at the original exercise price of $2.546 per share, issued on August 11, 2022 (the “Existing PIOs”). Pursuant to the Inducement Letter, the Holder agreed to exercise for cash its Existing PIOs to purchase an aggregate of 2,486,214 shares of the Company’s common stock (the “Inducement PIO Shares”), at a reduced exercised price of $1.09 per share, in exchange for the Company’s agreement to issue new preferred investment options (the “Inducement PIOs”) to purchase up to 4,972,428 shares of the Company’s common stock. The Inducement PIOs have substantially the same terms as the Existing PIOs.

On August 2, 2023, the Company consummated the transactions contemplated by the Inducement Letter (the “Warrant Inducement”). The Company received aggregate net proceeds of approximately $2.3 million from the Warrant Inducement, after deducting placement agent fees and other offering expenses payable by the Company.

Upon the close of the transaction, the Company issued the Holder 1,575,000 of the 2,486,214 shares of common stock that were issuable upon exercise of the Existing PIOs. Due to the beneficial ownership limitation provisions in the Inducement Letter, the remaining 911,214 shares were initially unissued, and held in abeyance for the benefit of the Holder until notice from the Holder that the shares may be issued in compliance with such limitation is received. These shares were issued to the Holder in October 2023.

The Company agreed to file a registration statement covering the resale of the Inducement PIO Shares issued or issuable upon the exercise of the Inducement PIOs (the “Resale Registration Statement”), as soon as practicable, and to use commercially reasonable efforts to have such Resale Registration Statement declared effective by the SEC within 90 days following the date of the Inducement Letter, and to keep the Resale Registration Statement effective at all times until there are no Inducement PIO Shares. The provision to register the underlying shares in the Warrant Inducement does not require payment related to the registration rights provided. As such, while the shares were not registered within 90 days of the date of the Inducement Letter, there is no accounting impact for this provision.

The Company engaged Wainwright to act as its placement agent in connection with the Warrant Inducement and paid Wainwright a cash fee equal to 7.5% of the gross proceeds received from the exercise of the Existing PIOs as well as a management fee equal to 1.0% of the gross proceeds from the exercise of the Existing PIOs. The Company also agreed to reimburse Wainwright for its expenses in connection with the exercise of the Existing PIOs and the issuance of the Inducement PIOs, up to $50,000 for fees and expenses of legal counsel and other out-of-pocket expenses and agreed to pay Wainwright for non-accountable expenses in the amount of $35,000. In addition, the exercise for cash of the Existing PIOs triggered the issuance to Wainwright or its designees, warrants to purchase 149,173 shares of common stock (“Wainwright Inducement Warrants”), which were issuable in accordance with the terms of the August Contingent Warrants, and have the same terms as the Inducement PIOs except for an exercise price equal to $1.3625 per share. The Company also agreed to issue warrants to Wainwright upon any exercise for cash of the Inducement PIOs, that number of shares of common stock equal to 6.0% of the aggregate number of such shares of common stock underlying the Inducement PIOs that have been exercised, also with an exercise price of $1.3625 (the “Inducement Contingent Warrants”). The maximum number of Inducement Contingent Warrants issuable under this provision is 298,346.

The Company evaluated the terms of the Inducement PIOs and the Wainwright Inducement Warrants (collectively, the “August 2023 Inducement Warrants”), and determined that they should be classified as equity instruments based upon accounting guidance provided in ASC 480 and ASC 815-40.

The Warrant Inducement, which resulted in the lowering of the exercise price of the Existing PIOs and the issuance of the Inducement PIOs, is considered a modification of the Existing PIOs under the guidance of Accounting Standards Update (“ASU”) No. 2021-04, Issuer’s Accounting for Certain Modifications or Exchanges of Equity Classified Written Call Options. The modification is consistent with the “Equity Issuance” classification under that guidance as the reason for the modification was to induce the holders of the Existing PIOs to cash exercise their warrants, resulting in the imminent exercise of the Existing PIOs, which raised equity capital and generated net proceeds for the Company of approximately $2.3 million. As the Existing PIOs and the Inducement PIOs were classified as equity instruments before and after the exchange, and as the exchange is directly attributable to an equity offering, the Company recognized the effect of the modification of approximately $2.6 million as an equity issuance cost.

In addition, the change in fair value of the contingent warrant liability associated with 149,173 of the August Contingent Warrants that were settled through issuance of the Wainwright Inducement Warrants, of approximately $122,000, was recognized in other income (expense) in the accompanying consolidated statements of operations and comprehensive loss, and the fair value of the contingent warrant liability of approximately $129,000 was derecognized as of the settlement date. The corresponding amount, representing the fair value of the Wainwright Inducement Warrants, was recognized as additional paid in capital. The Company measured the liability on the settlement date using a Black Scholes model, with the following significant assumptions: expected term of 5.0 years, expected volatility of 117.8%, risk-free interest rate of 4.24% and dividend yield of 0.0%.

The Company evaluated the terms of the Inducement Contingent Warrants and determined that they should be classified as a liability based upon accounting guidance provided in ASC 815-40. Since the Inducement Contingent Warrants are a form of compensation to Wainwright, the Company recorded the value of the liability of approximately $26,000 as a reduction of additional paid in capital, with subsequent changes in the value of the liability recorded in other income (expense) in the accompanying consolidated statements of operations and comprehensive loss. The Company measured the liability on the settlement date using a Black Scholes model, with the following significant assumptions: expected term of 5.0 years, expected volatility of 117.8%, risk-free interest rate of 4.24% and dividend yield of 0.0%.

Warrants

The following summarizes activity related to the Company’s outstanding warrants, excluding contingent warrants issuable upon exercise of the preferred investment options, for the year ended December 31, 2023:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2022	5,910,914	$2.37	4.7
Granted	5,121,601	1.10
Exercised	(3,132,854)	0.865
Cancelled	—	—
Outstanding as of December 31, 2023	7,899,661	1.68	4.3
Warrants vested and exercisable as of December 31, 2023	7,899,661	$1.68	4.3

As of December 31, 2023, the outstanding warrants include 70,849 April 2022 Private Placement Warrants, 2,707,211 August 2022 Private Placement Warrants, and 5,121,601 August 2023 Inducement Warrants, which are exercisable into 7,899,661 shares of common stock which had a fair value of $0.20 per share, based on the closing trading price on that day.

Additionally, as of December 31, 2023 and 2022, the value of the August Contingent Warrants and the Inducement Contingent Warrants (collectively the “Contingent Warrants”) was approximately $3,000 and $14,000, respectively. The maximum number of warrants issuable upon settlement of the Contingent Warrants as of December 31, 2023 and 2022 was 447,519 and 298,346, respectively.

Onconetix Equity Incentive Plans

The Company’s 2019 Equity Incentive Plan (the “2019 Plan”) was adopted by its board of directors and by its stockholders on July 1, 2019. The Company has reserved 1,400,000 shares of common stock for issuance pursuant to the 2019 Plan.

On February 23, 2022 and in connection with the closing of the IPO, the Company’s board of directors adopted the Company’s 2022 Equity Incentive Plan (the “2022 Plan”), which is the successor and continuation of the Company’s 2019 Plan. Under the 2022 Plan, the Company may grant stock options, restricted stock, restricted stock units, stock appreciation rights, and other forms of awards to employees, directors, and consultants of the Company. Upon its effectiveness, a total of 1,600,000 shares of common stock were reserved for issuance under the 2022 Plan. In August 2022, the number of shares of common stock reserved for issuance under the 2022 Plan was increased to 2,600,000 and in May 2023, the number of shares of common stock reserved for issuance under the 2022 Plan was increased to 3,150,000. The stock options and restricted stock granted during the years ended December 31, 2023 and 2022 were all granted under the 2022 Plan. As of December 31, 2023, there are 718,402 shares available for issuance under the 2022 Plan.

Stock Options

The following summarizes activity related to the Company’s stock options under the 2019 Plan and the 2022 Plan for the year ended December 31, 2023:

	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2022	1,392,654	$3.30	$670,161	8.2
Granted	962,154	0.48	—	—
Forfeited/cancelled	(404,058)	4.87	—	—
Exercised	(45,920)	0.01	45,920	—
Outstanding as of December 31, 2023	1,904,830	1.63	94,239	8.4
Options vested and exercisable as of December 31, 2023	861,177	$2.23	$94,239	7.1

The fair value of options granted in 2023 and 2022 was estimated using the following assumptions:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Exercise price	$0.26 – 1.29	$1.06 – 6.45
Term (years)	5.00 – 10.00	5.00 – 10.00
Expected stock price volatility	101.1% – 119.5	112.6% – 121.2%
Risk-free rate of interest	3.5% – 4.7%	2.9% – 4.3%

The weighted average grant date fair value of stock options granted during the years ended December 31, 2023 and 2022 was $0.41 and $3.40, respectively. The aggregate fair value of stock options that vested during the years ended December 31, 2023 and 2022 was approximately $0.7 million and $2.1 million, respectively.

On October 4, 2023, the Company’s board of directors granted an aggregate of 709,768 stock options in connection with the appointment of the Company’s newly hired Chief Executive Officer and Chief Financial Officer. The options granted have an exercise price of $0.4305 per share, vest quarterly over a three-year period, and have a grant date fair value of approximately $0.2 million. The Company recognized less than $0.1 million of stock-based compensation expense related to these awards during the year ended December 31, 2023. Subsequent to December 31, 2023, in connection with the resignation of the newly hired Chief Executive Officer, 487,965 of these options were forfeited (see Note 14).

During the year ended December 31, 2022, 200,000 stock options were granted to the Company’s former Chief Executive Officer (“former CEO”), Chairman, and significant stockholder, 200,000 stock options were granted to the Company’s former Chief Business Officer (“former CBO”), and 100,000 stock options were granted to the Company’s former Chief Financial Officer (“former CFO”). The aggregate grant-date fair value of the stock options granted to these individuals was approximately $1.8 million, of which approximately $1.5 million was recognized as stock-based compensation expense during the year ended December 31, 2022. During the year ended December 31, 2023, in connection with the resignation of the former CEO and the former CFO, 250,000 of these stock options were forfeited.

Additionally, during the year ended December 31, 2022, the Company granted an aggregate of 72,223 stock options to non-executive directors. The grant-date fair value of the stock options granted to the non-executive directors was approximately $0.2 million, of which approximately $0.2 million was recognized as stock-based compensation expense during the year ended December 31, 2022.

Restricted Stock

On May 9, 2023, the Board’s Compensation Committee approved the issuance of restricted stock, granted under the Company’s 2022 Plan, to the Company’s executive officers, employees, and certain of the Company’s consultants. The restricted shares granted totaled 487,500, of which 150,000, 75,000, and 150,000 were granted to the Company’s former CEO, former CFO, and former CBO, respectively. All of the restricted shares granted vest as follows: 50% in January 2024, 25% in August 2024, and 25% in August 2025. In addition, on May 31, 2023, the Board’s Compensation Committee approved the issuance of 25,440 shares of restricted stock, granted to the Company’s non-executive Board members, with full vesting on May 31, 2024.

On August 16, 2023 and October 4, 2023, upon their respective resignations, the Company’s former CEO and former CFO forfeited 150,000 shares and 75,000 shares of unvested restricted stock, respectively.

	Number of Shares	Weighted Average Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2022	—	$—
Granted	512,940	1.01
Forfeited/cancelled	(250,110)	1.02
Vested	(6,250)	1.03
Nonvested as of December 31, 2023	256,580	$1.03

Proteomedix Stock Option Plan

Proteomedix sponsors a stock option plan (the “PMX Option Plan”) which provides common stock option grants to be granted to certain employees and consultants, as was determined by the board of directors of Proteomedix. In connection with the PMX Transaction, the Company assumed the PMX Option Plan (see Note 5).

Generally, options issued under the PMX Option Plan have a term of less than 11 years and provide for a four-year vesting period during which the grantee must remain in the service of Proteomedix. Stock options issued under the PMX Option Plan are measured at fair value using the Black-Scholes option pricing model.

There was no activity under the PMX Option Plan between the Acquisition Date and December 31, 2023. As of December 31, 2023, there were 58,172 and 57,276 stock options outstanding and vested, respectively, with a weighted average exercise price of $3.46 and $3.17, respectively, and a weighted average remaining contractual life of 5.36 years and 5.20 years, respectively. The intrinsic value of options outstanding and vested, as of December 31, 2023 was approximately $7.4 million and $7.1 million, respectively. As of December 31, 2023 there were 47,990 stock options exercisable at a weighted average exercise price of $3.94 and a weighted average remaining contractual life of 4.53 years.

Stock-Based Compensation

Stock-based compensation expense for the years ended December 31, 2023 and 2022 was as follows:

	For the Years Ended December 31,
	2023	2022
Selling, general and administrative	$234,298	$1,309,687
Research and development	95,462	664,879
Total	$329,760	$1,974,566

As of December 31, 2023, unrecognized stock-based compensation expense relating to outstanding stock options and unvested restricted stock under the Onconetix Equity Incentive Plans is approximately $345,000 and $35,000, respectively, which is expected to be recognized over a weighted-average period of 1.79 years and 1.57 years, respectively.

As of December 31, 2023, unrecognized stock-based compensation expense relating to outstanding stock options under the PMX Option Plan is approximately $0.1 million, which will be recognized over a weighted-average period of 2.98 years.

During the year ended December 31, 2023, in connection with the former CBO’s resignation from the Company, the individual’s outstanding stock options and restricted stock awards were modified to allow continued vesting during the term of the consulting agreement entered into in January 2024. The Company recognized a net credit of approximately $165,000 to stock-based compensation expense as a result of this modification, primarily due to the decrease in the Company’s stock price.

During the year ended December 31, 2022, the Company’s board of directors approved the accelerated vesting of an aggregate of 32,517 stock options to a former director and a former advisor, in connection with their separation from the Company. The Company recognized stock-based compensation expense of approximately $0.1 million related to these modifications during the year ended December 31, 2022.